FORWARD FUNDS

345 California Street, Suite 1600

San Francisco, California 94104

May 3, 2019

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos.: 033-48940; 811-06722

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information with respect to the Registrant, effective May 1, 2019, that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 129 (Accession No. 0001193125-19-128072) on April 30, 2019.

Sincerely,

/s/ John A. Blaisdell
John A. Blaisdell
President and Principal Executive Officer